Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Parties	As of December 31, 2022, related parties of the Company consist of the following:
Name of Related Party	Nature of Relationship
Zhentao Jiang	Former Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Yang Cao	Director of Nanjing Lucun
HongKong Kisen Co., Limited (“HongKong Kisen”)	Company ultimately controlled by Chief Strategy Officer (“CSO”)

Schedule of Operations Through Proceeds Borrowed From Related Parties	As of December 31, 2022 and December 31, 2021, due to related parties consisted the following:
	December 31, 2022	December 31, 2021
Zhentao Jiang (2)	$-	$1,119,465
Yufeng Mi	1,831	2,000
Yang Cao	86,150	94,108
HongKong Kisen (1)	8,000,000	-
Total due to related parties	$8,087,981	$1,215,573
(1)	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support. The loan can be extended on both parties’ consensus.
(2)	As of December 31, 2022, the Company did not regard Zhentao Jiang as a related party since he held only 2.474% of class A shares and could not significantly influence the financial and operating decisions of the Company.
	December 31, 2022	December 31, 2021
Wenjie Tang	-	39,238
Total due from related parties	$-	$39,238